Servicing (Mortgage Servicing Rights Activity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Mortgage Servicing Rights Activity [Abstract]
Balance	$ 1,217,931	$ 1,398,396	$ 930,760
Capitalized servicing rights - new loan sales	252,288	134,324	312,751
Disposal (amortization based on loan payment and payoffs)	(551,846)	(167,739)	(160,873)
Change in fair value	263,114	(147,050)	315,758
Balance	$ 1,181,487	$ 1,217,931	$ 1,398,396